15. Other assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets Abstract
Customer relationships		R$ 1,873,048	R$ 1,926,536	R$ 1,674,187
Prepayments and accrued income		1,007,792	1,059,223	685,755
Contractual guarantees of former controlling stockholders (Note 22.a)		496	103,272	605,638
Actuarial asset (Note 22)		361,149	346,422	273,281
Other receivables	[1]	3,979,926	1,625,884	1,561,606
Total		R$ 7,222,411	R$ 5,061,337	R$ 4,800,467

[1]	Corresponds mainly to amounts receivable from third parties and premiums paid on the purchase of deferred payroll.